CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (13,836)	$ (10,589)	$ (9,771)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation		115	147	157
Share-based compensation		516	(65)	726
Financial expenses (income), net		40	(13)	(1)
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets		(420)	(13)	(164)
Increase (decrease) in trade accounts payable, accruals and other current liabilities		503	416	275
Increase (decrease) in employees and payroll accruals		242	258	(126)
Decrease in royalties provision		(3)	(255)	(82)
Net cash used in operating activities		(12,843)	(10,114)	(8,986)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(167)	(94)	(231)
Proceeds from (Investment in) short-term bank and other deposits		5,612	(5,629)
Net cash provided by (used in) investing activities		5,445	(5,723)	(231)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of warrants into ordinary shares				196
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses		6,511	(30)	4,379
Issuance of ordinary shares in the 2018 Public Offering			17,792
Net cash provided by financing activities		6,511	17,762	4,575
Net increase (decrease) in cash, cash equivalents and restricted cash		(887)	1,925	(4,642)
Cash, cash equivalents and restricted cash at the beginning of the year		8,922	6,997	11,639
Cash, cash equivalents and restricted cash at the end of the year		8,035	8,922	6,997
Supplemental disclosure of non-cash flow information
Cashless exercise of warrants to purchase ordinary shares into ordinary shares		24	33	8
Purchase of property and equipment		32	3	15
Issuance expenses	[1]			30
Recognition of operating leases and operating lease liabilities from adoption of ASU 2016-02		369
Right of use asset obtained in exchange for new operating lease		223
Supplemental disclosure of cash flow information
Cash paid for taxes		$ 15	$ 5	$ 3

[1]	Represents warrants issued to placement agent as part of issuance expenses